Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2021
Registrant Name	AGF INVESTMENTS TRUST
Entity Central Index Key	0001479599
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2021
Document Effective Date	Nov. 01, 2021
Prospectus Date	Nov. 01, 2021
AGFiQ U.S. Market Neutral Anti-Beta Fund | AGFiQ U.S. Market Neutral Anti-Beta Fund
Prospectus:
Trading Symbol	BTAL
AGFiQ Hedged Dividend Income Fund | AGFiQ Hedged Dividend Income Fund
Prospectus:
Trading Symbol	DIVA
AGFiQ Global Infrastructure ETF | AGFiQ Global Infrastructure ETF
Prospectus:
Trading Symbol	GLIF
AGF Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	AGQIX
AGF Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	AGQRX
AGF Global Sustainable Equity Fund (formerly, AGF Global Sustainable Growth Equity Fund) | Class I
Prospectus:
Trading Symbol	AGPIX
AGF Global Sustainable Equity Fund (formerly, AGF Global Sustainable Growth Equity Fund) | Class R6
Prospectus:
Trading Symbol	AGPRX